Long Term Debts (Tables)	12 Months Ended
Dec. 31, 2023
Long Term Debts [Abstract]
Schedule of Long Term Liabilities	Long term liabilities to banks and others are comprised of the following as of the below dates:
	Linkage	Interest	December 31,
	basis	rate	2022	2023
		%
Loans from banks and others	NIS	2.12 – 7.2	$12,161	$29,010
Bank loans	USD	3.4 – 8.1	36,408	47,634
Other long-term debts	JPY	1.71	61	58
			$48,630	$76,701
Less current maturities	NIS, USD		(18,218)	(24,435)

			$30,412	$52,267

Schedule of Maturity Dates	Maturity dates:
	December 31,
	2022	2023
First year (Current maturities)	$18,218	$24,435
Second year	10,043	18,731
Third year	9,818	14,617
Fourth year	5,000	15,037
Fifth year and thereafter	5,551	3,881
Total	$48,630	$76,701